UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                     CORPORATE BONDS--25.5%
                     BASIC INDUSTRY - CHEMICALS--0.5%
  $     100,000      Praxair, Inc., 6.375%, 4/1/2012                                                            $        107,612
         10,000      Rohm & Haas Co., 6.00%, 9/15/2017                                                                    10,436
                        TOTAL                                                                                            118,048
                     BASIC INDUSTRY - METALS & MINING--0.4%
         35,000      Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                   34,468
         50,000      BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                           50,931
                        TOTAL                                                                                             85,399
                     CAPITAL GOODS - AEROSPACE & DEFENSE-0.9%
         20,000  1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                         20,302
        100,000      Boeing Co., Note, 5.125%, 2/15/2013                                                                 103,056
         50,000      Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                         51,597
         50,000      Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                     50,166
                        TOTAL                                                                                            225,121
                     CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.9%
        100,000      Emerson Electric Co., Unsecd. Note, 5.75%, 11/1/2011                                                104,384
         20,000  1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                             21,191
         40,000  1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                             36,257
         55,000      Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                          56,579
                        TOTAL                                                                                            218,411
                     CAPITAL GOODS - ENVIRONMENTAL--0.2%
         50,000      Waste Management, Inc., 7.375%, 8/1/2010                                                             53,441
                     COMMUNICATIONS - MEDIA & CABLE--0.6%
         50,000      Comcast Corp., 7.125%, 6/15/2013                                                                     54,673
         20,000      Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                   21,085
         50,000      Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                            49,893
         25,000      Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                           24,882
                        TOTAL                                                                                            150,533
                     COMMUNICATIONS - MEDIA NONCABLE--0.3%
         50,000      News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                               58,583
                     COMMUNICATIONS - TELECOM WIRELESS--0.4%
         50,000      America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015                                                 50,645
         10,000      Vodafone Group PLC, 5.35%, 2/27/2012                                                                 10,166
         40,000      Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                          40,338
                        TOTAL                                                                                            101,149
                     COMMUNICATIONS - TELECOM WIRELINES--0.5%
         20,000      Embarq Corp., 6.738%, 6/1/2013                                                                       21,114
         50,000      Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                            51,763
         50,000      Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                         49,769
                        TOTAL                                                                                            122,646
                     CONSUMER CYCLICAL - AUTOMOTIVE--0.7%
         60,000      DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                 60,393
        100,000      Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                  101,723
                        TOTAL                                                                                            162,116
                     CONSUMER CYCLICAL - ENTERTAINMENT--0.5%
         10,000      Time Warner, Inc., 5.50%, 11/15/2011                                                                 10,087
        100,000      Walt Disney Co., Note, 5.70%, 7/15/2011                                                             104,529
                        TOTAL                                                                                            114,616
                     CONSUMER CYCLICAL - RETAILERS--0.8%
         25,000      CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                                       25,666
         20,000      CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                                20,122
         30,000      Costco Wholesale Corp., 5.30%, 3/15/2012                                                             30,866
         10,000      JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                             9,358
        100,000      Target Corp., 5.875%, 3/1/2012                                                                      103,885
                        TOTAL                                                                                            189,897
                     CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.0%
         40,000      Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                 40,817
         60,000      Bottling Group LLC, Note, 5.50%, 4/1/2016                                                            61,946
         40,000      General Mills, Inc., Note, 5.70%, 2/15/2017                                                          40,350
         30,000      Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                             31,357
         60,000  1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                 64,742
                        TOTAL                                                                                            239,212
                     CONSUMER NON-CYCLICAL HEALTH CARE--0.6%
         50,000      Anthem, Inc., 6.80%, 8/1/2012                                                                        53,671
         50,000      Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                   50,173
         50,000      Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                             46,691
                        TOTAL                                                                                            150,535
                     CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.2%
         40,000      Abbott Laboratories, 5.15%, 11/30/2012                                                               41,206
         60,000      Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                              60,759
         50,000      Genentech, Inc., Note, 4.40%, 7/15/2010                                                              50,479
         25,000      Wyeth, 5.45%, 4/1/2017                                                                               25,314
        100,000      Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                101,734
                        TOTAL                                                                                            279,492
                     CONSUMER NON-CYCLICAL TOBACCO--0.2%
         50,000      Altria Group, Inc., 5.625%, 11/4/2008                                                                50,058
                     ENERGY - INDEPENDENT--0.7%
         50,000      Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                         51,109
         50,000      Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                    49,288
         20,000      Pemex Project Funding Master, 5.75%, 12/15/2015                                                      20,136
         50,000      Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                  55,408
                        TOTAL                                                                                            175,941
                     ENERGY - INTEGRATED--0.7%
        100,000      ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                              104,233
         62,223  1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                   63,711
                        TOTAL                                                                                            167,944
                     ENERGY - OIL FIELD SERVICES--0.2%
         40,000      Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                            40,066
                     FINANCIAL INSTITUTION - BANKING-3.9%
         50,000      Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                     51,466
        100,000  1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                91,442
         60,000      Capital One Capital IV, 6.745%, 2/17/2037                                                            44,816
        100,000      Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                 100,896
         70,000      Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                     71,257
         50,000      HSBC Finance Corp., 4.75%, 4/15/2010                                                                 49,574
         30,000      Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                     30,970
        100,000      PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                     102,042
         50,000      Popular North America, Inc., 5.65%, 4/15/2009                                                        50,932
         50,000      Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                   48,011
        100,000      Wachovia Corp., 4.375%, 6/1/2010                                                                     99,786
         50,000      Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                 47,196
        100,000      Wells Fargo & Co., 4.20%, 1/15/2010                                                                  99,753
         50,000      Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                          49,721
                        TOTAL                                                                                            937,862
                     FINANCIAL INSTITUTION - BROKERAGE--4.1%
        100,000      Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                             96,422
        100,000      Blackrock, Inc., 6.25%, 9/15/2017                                                                   105,544
         20,000      Eaton Vance Corp., 6.50%, 10/2/2017                                                                  21,113
        100,000  1,2 FMR Corp., 4.75%, 3/1/2013                                                                          100,603
        100,000      Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                         105,693
        100,000      Invesco PLC, Note, 4.50%, 12/15/2009                                                                 99,787
         10,000      Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                                10,480
         10,000      Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                                10,742
        100,000      Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                    100,842
         20,000      Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                    21,572
        100,000      Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                                             100,275
        100,000      Morgan Stanley, Note, 4.00%, 1/15/2010                                                               98,621
        100,000      Nuveen Investments, 5.00%, 9/15/2010                                                                 91,125
                        TOTAL                                                                                            962,819
                     FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.3%
         50,000      American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                       50,116
         40,000  1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                                27,647
         75,000      General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013                                   77,672
         50,000      International Lease Finance Corp., 4.875%, 9/1/2010                                                  49,941
        100,000      SLM Corp., Note, 4.00%, 1/15/2010                                                                    94,956
                        TOTAL                                                                                            300,332
                     FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
         15,000      Aetna US Healthcare, 5.75%, 6/15/2011                                                                15,506
                     FINANCIAL INSTITUTION - INSURANCE - P&C--0.9%
         40,000      ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                   40,811
         30,000      CNA Financial Corp., 6.50%, 8/15/2016                                                                30,738
         30,000      Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                              31,742
         50,000  1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                           50,451
         50,000      The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                         50,270
                        TOTAL                                                                                            204,012
                     FINANCIAL INSTITUTION - REITS--0.6%
         20,000  1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                             19,883
         15,000      Liberty Property LP, 6.625%, 10/1/2017                                                               15,488
         50,000      Prologis, Note, 5.25%, 11/15/2010                                                                    51,090
         50,000      Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                                  50,192
                        TOTAL                                                                                            136,653
                     TECHNOLOGY--1.3%
        100,000      Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                         102,704
         15,000      Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                          16,892
         50,000      Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                           51,370
         35,000      Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017                                                            35,898
         65,000      Harris Corp., 5.95%, 12/1/2017                                                                       65,141
         25,000      Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                           25,386
         20,000      Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                          20,219
                        TOTAL                                                                                            317,610
                     TRANSPORTATION - RAILROADS--0.5%
         50,000      Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                48,709
         55,000      Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                       59,082
                        TOTAL                                                                                            107,791
                     TRANSPORTATION - SERVICES--0.2%
         40,000  1,2 Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017                                            39,878
                     UTILITY - ELECTRIC--0.9%
         20,000      Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                          20,237
         50,000      Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                          52,787
         50,000      FirstEnergy Corp., 6.45%, 11/15/2011                                                                 51,721
         55,000  1,2 Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017                                                  57,036
         35,000      Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012                                   35,080
                        TOTAL                                                                                            216,861
                     UTILITY - NATURAL GAS DISTRIBUTOR--0.4%
        100,000      Atmos Energy Corp., 4.00%, 10/15/2009                                                                99,993
                        TOTAL CORPORATE BONDS                                                                          6,042,525
                        (IDENTIFIED COST $5,999,269)
                     ASSET-BACKED SECURITIES--1.7%
        100,000      Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%,                             101,810
                     11/15/2044
        250,000      Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%,                             249,590
                     3/12/2051
         50,000      Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043                                     49,086
                        TOTAL ASSET-BACKED SECURITIES                                                                    400,486
                        (IDENTIFIED COST $402,136)
                     CORPORATE NOTES-0.2%
                     COMMUNICATIONS - TELECOM WIRELINES-0.2%
         50,000      Telecom Italia Capital, Note, 4.875%, 10/1/2010  (IDENTIFIED COST $49,063)                           50,291
                     MORTGAGE--BACKED SECURITIES--3.4%
        209,387      Federal Home Loan Mortgage Corp., Pool A50410, 6.00%, 7/1/2036                                      212,565
        211,950      Federal Home Loan Mortgage Corp., Pool J01698, 4.50%, 4/1/2021                                      208,407
        393,283      Federal National Mortgage Association, Pool 697742, 5.00%, 6/1/2033                                 387,697
            389      Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017                                 425
                        TOTAL MORTGAGE--BACKED SECURITIES                                                                809,094
                        (IDENTIFIED COST $806,489)
                     GOVERNMENT AGENCIES--7.6%
        700,000      Federal National Mortgage Association, Note, 5.00%, 3/23/2012                                       700,306
        600,000      Federal National Mortgage Association, Note, 5.00%, 3/11/2013                                       599,980
        500,000      Federal National Mortgage Association, Note, 5.55%, 9/10/2015                                       499,735
                        TOTAL GOVERNMENT AGENCIES                                                                      1,800,021
                        (IDENTIFIED COST $1,798,500)
                     COLLATERALIZED MORTGAGE OBLIGATIONS--1.7%
         65,000      Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%,                              64,751
                     12/11/2049
        350,194      Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033                                    344,750
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                        409,501
                        (IDENTIFIED COST $411,273)
                     ADJUSTABLE RATE MORTGAGES--2.8%
        204,401      FHLMC ARM 1G1029, 5.922%, 7/01/2036                                                                 207,193
        455,457      FHLMC ARM 1Q0250, 5.625%, 5/01/2037                                                                 460,071
                        TOTAL ADJUSTABLE RATE MORTGAGES                                                                  667,264
                        (IDENTIFIED COST $662,099)
                     U.S. TREASURY--38.8%
        525,150      U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                           547,845
        550,000      United States Treasury Note, 4.625%, 2/29/2012                                                      577,947
      3,000,000      United States Treasury Note, 4.75%, 2/15/2010                                                     3,109,420
      1,950,000      United States Treasury Note, 4.75%, 3/31/2011                                                     2,051,814
        500,000      United States Treasury Note, 4.75%, 5/15/2014                                                       532,744
      1,250,000    3 United States Treasury Note, 4.875%, 5/15/2009                                                    1,282,051
      1,050,000      United States Treasury Note, 4.875%, 2/15/2012                                                    1,113,938
                        TOTAL U.S. TREASURY (IDENTIFIED COST $8,849,119)                                               9,215,759
                     MUTUAL FUNDS--18.2%4
        222,505      Federated Mortgage Core Portfolio                                                                 2,216,153
      2,090,046      Prime Value Obligations Fund, Institutional Shares, 4.87%5                                        2,090,046
                        TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,250,013)                                                4,306,199
                        TOTAL INVESTMENTS-99.9%                                                                       23,701,140
                        (IDENTIFIED COST $23,227,959)6
                        OTHER ASETS AND LIABILITIES---NET-0.1%                                                            30,048
                        TOTAL NET ASSETS---100%                                                                 $     23,731,188

         At November 30, 2007, the Fund had the following outstanding futures contracts:
         DESCRIPTION                       NUMBER OF           NOTIONAL VALUE        EXPIRATION         UNREALIZED APPRECIATION/
                                           CONTRACTS                                 DATE                         (DEPRECIATION)
         7 U.S. Treasury Notes 5-Year Long 6                   $660,656              March 2008                     $2,041
         Futures
         7 U.S. Treasury Notes 10-Year     23                  $2,603,672            March 2008                     $9,621
         Long Futures
         7U.S. Treasury Bond  Short        3                    $351,563             March 2008                     $(901)
         Futures
         NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS                                                          $10,761


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $593,143, which represented 2.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2007, these liquid restricted securities amounted to $593,143, which represented 2.5% of total net assets.

3 Pledge as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

4    Affiliated companies.

5    7-Day net yield.

6 At November 30, 2007, the cost of investments for federal tax purposes was $23,227,959. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $473,181. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $549,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,096.

7    Non-income producing security.


Note:         The categories of investments are shown as a percentage of total net assets at November 30, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

     The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FHLMC --Federal Home Loan Mortgage Corporation
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008